Financial obligations (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Financial obligations [Abstract]
Financial liabilities	$ 592,342	$ 353,710	$ 383,305
New obligations	80,000	275,210	296
Accrual of debt issuance costs capitalized	272	(3,119)	0
Accrual of debt issuance costs in results, note 26(a)	909	0	0
Payments	32,599	33,476	29,891
Sale of asset under lease agreement (e)	(7,196)	0	0
Increase of debt issuance costs, note 26(a)	(480)	0	0
Exchange difference	(165)	17	0
Financial liabilities	$ 633,083	$ 592,342	$ 353,710